Mineral Property, Plant and Equipment (Net Value Carrying Values) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 4,618.0	$ 3,360.1
Mineral Property, Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,618.0	3,360.1
Capital Additions
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	420.4	367.9
Corporate/Other | Mineral Property, Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	229.6	169.1
Corporate/Other | Capital Additions
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	26.6	21.1
Operating segments | Young-Davidson | Mineral Property, Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,563.3	1,500.3
Operating segments | Young-Davidson | Capital Additions
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	87.5	73.5
Operating segments | Island Gold | Mineral Property, Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,596.5	1,397.7
Operating segments | Island Gold | Capital Additions
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	258.0	243.4
Operating segments | Mulatos | Mineral Property, Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	232.7	293.0
Operating segments | Mulatos | Capital Additions
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	19.9	29.9
Operating segments | Magino | Mineral Property, Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	995.9	0.0
Operating segments | Magino | Capital Additions
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 28.4	$ 0.0